4. ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies Tables Abstract
Expected credit loss rates
Rates	Undue	30 days	60 days	90 days	120 days	150 days	180 days	+180 days
Distribution of energy	8%	8%	12%	19%	26%	59%	69%	69%
Rest of business segments	0.32%	0.93%	8.11%	19.61%	35.69%	45.63%	59.00%	63.01%

Allowance for loss on trade receivables
Initial Adjustment
Loss allowance for trade receivables calculated under IAS 39 as of 12/31/2017	822
Adjustment to the opening balance of retained earnings	153
Loss allowance for trade receivables calculated under IFRS 9 as of 01/01/2018	975

Allowance for loss on other receivables
Initial Adjustment
Loss allowance for other receivables calculated under IAS 39 as of 12/31/2017	256
Adjustment to the opening balance of retained earnings	(39)
Loss allowance for other receivables calculated under IFRS 9 as of 01/01/2018	217

Property, plant and equipment estimated useful lives

Buildings: 50 years

Substations: 35 years

High voltage lines: 40 - 45 years

Medium voltage lines: 35 - 45 years

Low voltage lines: 30 - 40 years

Transformer centrals: 25 - 35 years

Meters: 25 years

Vehicles: 5 years

Furniture, fittings and communication equipment: 5- 20 years

Computer equipment and software: 3 years

Tools: 10 years

Gas Plant and Pipeline: 20 years